Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios II LLC
Entity Central Index Key	0001401097
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Fidelity Investment Grade Bond Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Central Fund
Class Name	Fidelity® Investment Grade Bond Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Central Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 43,177,824,325
Holdings Count | shares	4,528
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$43,177,824,325
Number of Holdings	4,528
Portfolio Turnover	142%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 64.9 AAA 6.2 AA 0.7 A 7.1 BBB 14.6 BB 1.5 B 0.8 Not Rated 6.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 64.9 AAA - 6.2 AA - 0.7 A - 7.1 BBB - 14.6 BB - 1.5 B - 0.8 Not Rated - 6.7 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 50.2 Corporate Bonds 21.4 U.S. Government Agency - Mortgage Securities 14.7 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 6.8 Other Investments 0.1 Municipal Securities 0.1 Options 0.0 Foreign Government and Government Agency Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 50.2 Corporate Bonds - 21.4 U.S. Government Agency - Mortgage Securities - 14.7 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 6.8 Other Investments - 0.1 Municipal Securities - 0.1 Options - 0.0 Foreign Government and Government Agency Obligations - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% United States 91.5 Grand Cayman (UK Overseas Ter) 4.6 Bailiwick Of Jersey 1.0 Mexico 0.7 Ireland 0.5 United Kingdom 0.5 Multi-national 0.2 Switzerland 0.2 France 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Grand Cayman (UK Overseas Ter) - 4.6 Bailiwick Of Jersey - 1.0 Mexico - 0.7 Ireland - 0.5 United Kingdom - 0.5 Multi-national - 0.2 Switzerland - 0.2 France - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 38.8 US Treasury Bonds 11.4 Fannie Mae Mortgage pass-thru certificates 4.1 Ginnie Mae II Pool 3.6 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 3.2 Freddie Mac Multifamily Structured pass-thru certificates 1.6 Morgan Stanley 1.1 JPMorgan Chase & Co 1.0 Bank of America Corp 0.8 69.0
Fidelity Inflation-Protected Bond Index Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Inflation-Protected Bond Index Central Fund
Class Name	Fidelity® Inflation-Protected Bond Index Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Central Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 788,526,176
Holdings Count | shares	32
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$788,526,176
Number of Holdings	32
Portfolio Turnover	25%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 39.7 1 - 1.99% 43.8 2 - 2.99% 13.6 3 - 3.99% 2.4 U.S. Treasury Obligations 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 94.3 US Treasury Bonds 5.2 99.5